Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Fixed maturity investments, trading, at fair value (Amortized cost 2020: $1,932.3; 2019: $1,656.6)	$ 1,904.0	$ 1,681.0
Short-term investments, at fair value (Amortized cost 2020: $1,403.0; 2019: $1,090.8)	1,378.9	1,085.2
Equity securities, trading, at fair value (Cost 2020: $20.0; 2019: $379.2)	10.7	405.2
Other long-term investments, at fair value (Cost 2020: $316.3; 2019: $315.4)	446.4	346.8
Cash	224.4	136.3
Restricted cash	17.7	14.3
Total investments and cash	3,982.1	3,668.8
Accrued investment income	8.5	11.2
Insurance and reinsurance premiums receivable	632.9	730.1
Reinsurance recoverable on unpaid losses	456.1	410.3
Reinsurance recoverable on paid losses	51.5	73.9
Funds held by ceding companies	251.5	293.9
Ceded unearned insurance and reinsurance premiums	110.6	162.0
Deferred acquisition costs	140.4	148.2
Deferred tax asset	156.6	166.7
Accounts receivable on unsettled investment sales	18.4	6.7
Goodwill	400.8	400.8
Intangible assets	164.0	179.8
Other assets	160.4	161.4
Total assets	6,533.8	6,413.8
Liabilities
Loss and loss adjustment expense reserves	2,777.9	2,331.5
Unearned insurance and reinsurance premiums	624.0	708.0
Ceded reinsurance payable	163.7	244.7
Funds held under reinsurance treaties	149.2	169.1
Deferred tax liability	231.4	205.9
Debt	727.5	685.2
Accounts payable on unsettled investment purchases	17.9	2.3
Other liabilities	175.0	201.3
Total liabilities	4,866.6	4,548.0
Commitments and contingencies (see Note 23)
Mezzanine equity
Series B preference shares	198.3	223.0
Common shareholders' equity
Common shares (shares issued and outstanding, 2020 & 2019: 115,299,341)	1.2	1.2
Additional paid-in surplus	1,101.7	1,098.2
Retained earnings	476.9	778.5
Accumulated other comprehensive (loss)	(111.2)	(237.5)
Total common shareholders' equity	1,468.6	1,640.4
Non-controlling interests	0.3	2.4
Total equity	1,468.9	1,642.8
Total liabilities, mezzanine equity, and equity	$ 6,533.8	$ 6,413.8